Other Intangible Assets, Other than Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amortized intangible assets:
Gross carrying amount	$ 22,170	$ 20,716
Accumulated amortization	18,009	17,157
Unamortized intangible assets:
In-process research and development		722
Technology [Member]
Amortized intangible assets:
Gross carrying amount	$ 13,228	$ 11,774
Weighted average amortization period	7 years	7 years
Accumulated amortization	$ 9,126	$ 8,281
Customer relationship [Member]
Amortized intangible assets:
Gross carrying amount	$ 8,100	$ 8,100
Weighted average amortization period	7 years	7 years
Accumulated amortization	$ 8,100	$ 8,100
Patents [Member]
Amortized intangible assets:
Gross carrying amount	$ 842	$ 842
Weighted average amortization period	6 years	6 years
Accumulated amortization	$ 783	$ 776